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                      SUPPLEMENT TO THE PROSPECTUSES OF

DEAN WITTER AMERICAN VALUE FUND Dated March 31, 1997
DEAN WITTER BALANCED GROWTH FUND Dated March 27, 1997
DEAN WITTER BALANCED INCOME FUND Dated March 27, 1997
DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND Dated March 13, 1997
DEAN WITTER CAPITAL APPRECIATION FUND Dated January 28, 1997
DEAN WITTER CAPITAL GROWTH SECURITIES Dated December 20, 1996
DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 25, 1996
DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST Dated November 25, 1996
DEAN WITTER DIVERSIFIED INCOME TRUST Dated December 24, 1996
DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated April 29, 1997
DEAN WITTER EUROPEAN GROWTH FUND INC. Dated December 26, 1996
DEAN WITTER FEDERAL SECURITIES TRUST Dated December 26, 1996
DEAN WITTER FINANCIAL SERVICES TRUST Dated January 14, 1997
DEAN WITTER GLOBAL ASSET ALLOCATION FUND Dated March 31, 1997
DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES Dated June 16, 1997
DEAN WITTER GLOBAL UTILITIES FUND Dated April 30, 1997
DEAN WITTER HEALTH SCIENCES TRUST Dated September 26, 1996
DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 24, 1996
DEAN WITTER INCOME BUILDER FUND Dated October 25, 1996
DEAN WITTER INFORMATION FUND Dated June 16, 1997
DEAN WITTER INTERMEDIATE INCOME SECURITIES Dated October 25, 1996
DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 24, 1996
DEAN WITTER JAPAN FUND Dated July 24, 1996
DEAN WITTER MARKET LEADER TRUST Dated March 31, 1997
DEAN WITTER MID-CAP GROWTH FUND Dated July 22, 1996
DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. Dated April 29, 1997 DEAN WITTER NEW YORK TAX-FREE INCOME FUND Dated March 13, 1997
DEAN WITTER PACIFIC GROWTH FUND INC. Dated December 26, 1996
DEAN WITTER PRECIOUS METALS AND MINERALS TRUST Dated December 24, 1996
DEAN WITTER SPECIAL VALUE FUND Dated March 28, 1997
DEAN WITTER STRATEGIST FUND Dated September 24, 1996
DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated March 26, 1997
DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST Dated March 31, 1997
DEAN WITTER UTILITIES FUND Dated March 26, 1997
DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 26, 1996
DEAN WITTER WORLD WIDE INCOME TRUST Dated December 24, 1996
DEAN WITTER WORLD WIDE INVESTMENT TRUST Dated June 11, 1997

   The Board of Directors/Trustees of each Fund listed above (the "Multi-Class Funds"), has approved the adoption of a multi-class structure. This means that commencing July 28, 1997, each Multi-Class Fund will offer four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Implementation of the multi-class structure will not result in an increase in total fund operating expenses for existing shares. Each Multi-Class Fund will offer the following four Classes of shares:

   Class A Shares -- Class A shares will be subject to a declining front-end sales charge ("FSC") under most circumstances and an annual fee ("12b-1 fee") of up to 0.25% of the average daily net assets of the Class pursuant to a plan of distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan"). The maximum FSC will be 5.25% for the equity Multi-Class Funds and 4.25% for the fixed-income Multi-Class Funds for purchases up to $25,000 and will decline to zero for purchases of $1 million or more. In addition, Class A shares will be offered without a sales charge at the time of purchase to certain limited categories of purchasers (as specified in the Fund's then current prospectus) without regard to the $1 million investment requirement. Class A shares purchased without a sales charge may be subject to a contingent deferred sales charge ("CDSC") of 1.0% on redemptions made within one year of purchase.
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   Class B Shares -- Class B shares will be offered without a FSC, but will under most circumstances be subject to a declining CDSC on shares redeemed within six years after purchase. The maximum CDSC will be 5.0% and will decline to zero in the seventh year. Class B shares purchased by certain qualified employer-sponsored benefit plans (as specified in the Fund's then current prospectus) will be subject to a reduced CDSC schedule.

   Class B shares of a Fund are also subject to a 12b-1 fee assessed at the annual rate of up to 1.0% of the average daily net assets of Class B. The specific 12b-1 rate and formula will be specified in the respective prospectus of each Multi-Class Fund.

   Class B shares also have a conversion feature pursuant to which shares of Funds presently sold with a CDSC held before May 1, 1997 will convert to Class A shares in May, 2007, except that shares of those Funds which are purchased before July 28, 1997 by trusts for which Dean Witter Trust Company ("DWTC") or Dean Witter Trust FSB ("DWTFSB") provides discretionary trustee services will convert to Class A shares on or about August 29, 1997. No CDSC will be applicable to such shares upon the conversion. In all other instances, Class B shares of each Multi-Class Fund will automatically convert to Class A shares, approximately ten (10) years after the date of the original purchase. The manner in which the ten-year period will be calculated will be fully set forth in the Fund's then current prospectus. In the case of Class B shares held by a 401(k) plan or other employer-sponsored plan qualified under Section 401(a) of the Internal Revenue Code and for which DWTC or DWTFSB serves as Trustee or the 401(k) Support Services Group of Dean Witter Reynolds Inc. ("DWR") serves as recordkeeper, all Class B shares of all Multi-Class Funds held by the plan will convert to Class A shares in the month following the ten year anniversary of the first purchase of shares of any Multi-Class Fund held by the plan.

   Class C Shares -- Class C shares will be offered without imposition of a FSC, but will under most circumstances be subject to a CDSC of up to 1.0% on redemptions made within one year of purchase. Class C shares also will be subject to a 12b-1 fee assessed at the annual rate of up to 1.0% of the average daily net assets of the Class. The specific rate will be specified in the respective prospectus of each Fund.

   Class D Shares -- Class D shares will be offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to (i) investors meeting an initial minimum investment requirement of $5 million and (ii) certain other limited categories of investors as specified in the Fund's then current prospectus.

   Calculation of CDSC -- Any applicable CDSC is calculated based upon the lesser of net asset value of the shares at the time of purchase or at the time of redemption. The CDSC does not apply to amounts representing an increase in share value due to capital appreciation and shares acquired through the reinvestment of dividends or capital gains distributions. The CDSC may be waived as to certain limited categories of investors described in each Fund's then current Prospectus, including certain 401(k) plans and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which DWTC or DWTFSB serves as trustee or the 401(k) Support Services Group of DWR serves as recordkeeper.

   Designation of Class -- Except as noted below, all shares of the Multi-Class Funds held prior to July 28, 1997 will be designated Class B shares. The following will be designated Class D Shares: (i) shares of Dean Witter High Yield Securities Inc. and Dean Witter Tax-Exempt Securities Trust; (ii) (a) shares of Dean Witter American Value Fund purchased prior to April 30, 1984, (b) shares of Dean Witter Strategist Fund purchased prior to November 9, 1989, and (c) shares of Dean Witter Natural Resource Development Securities Inc. and Dean Witter Dividend Growth Securities Inc. purchased prior to July 2, 1984; and (iii) shares held by certain employee benefit plans established by DWR and its affiliate, SPS Transaction Services Inc. Shares of Dean Witter Balanced Growth Fund and Dean Witter Balanced Income Fund held prior to July 28, 1997 will be designated Class C shares except that if such funds' shares were acquired in exchange for shares of a fund offered with a CDSC such shares will be designated Class B shares, and those that were acquired in exchange for shares of a fund offered with a FSC will be designated Class A shares.

   Exchanges -- Shares of each Class may be exchanged for shares of the same Class of another Multi-Class Fund and for shares of certain other Dean Witter funds without the imposition of an exchange fee as described in each then current prospectus. The exchange privilege may be terminated or revised at any time by any of the Multi-Class Funds.

   Dean Witter High Yield Securities Inc.; Dean Witter Tax-Exempt Securities Trust -- Each of these Funds will stop accepting purchase orders from July 23, 1997 through July 25, 1997. Exchanges into these Funds will be suspended on July 25, 1997. Purchases and exchanges may resume on July 28, 1997.

June 30, 1997
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